FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2025
EBP 008
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The following table presents the Plan’s investments by level, within the fair value hierarchy as of December 31, 2025 and December 31, 2024:

	As of December 31, 2025
(U.S. Dollars presented in millions)	Level 1	Level 2	Level 3	Total
Mutual funds	$35.4	$—	$—	$35.4
Self-directed brokerage accounts	19.8	—	—	19.8
Company common stock	3.6	—	—	3.6
Total assets in the fair value hierarchy	$58.8	$—	$—	$58.8
Investments measured at NAV (a)
Collective trust funds (a)				616.0
Total investments at fair value				$674.8

	As of December 31, 2024
	Level 1	Level 2	Level 3	Total
Mutual funds	$33.7	$—	$—	$33.7
Self-directed brokerage accounts	16.1	—	—	16.1
Company common stock	4.3	—	—	4.3
Total assets in the fair value hierarchy	$54.1	$—	$—	$54.1
Investments measured at NAV (a)
Collective trust funds (a)				480.8
Total investments at fair value				$534.9

(a)     In accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification Subtopic 820-10, certain investments that were measured at NAV per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in these tables are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statements of net assets available for benefits.